Goodwill	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2011
Goodwill [Abstract]
Goodwill

(8) GOODWILL

The Company's goodwill balance was $129,170 and $84,980 as of March 31, 2012 and June 30, 2011, respectively, and was allocated as follows to the Company's business units:

	As of June 30,				As of March 31,
	2011		Additions	Adjustments	2012
	(Restated	)
Zayo Bandwidth	$72,062		$9,546	$3,910	$85,518
Zayo Fiber Solutions	12,082		17,940	6,183	36,205
zColo	836		6,614	(3)	7,447

Total	$84,980		$34,100	$10,090	$129,170

Additions to goodwill during the period relate to the acquisitions of 360networks and MarquisNet (See Note 4 – Acquisitions).

(8) GOODWILL

The changes in the carrying amount of goodwill during the years ended June 30, 2011 and 2010 are as follows:

	Zayo Bandwidth	Zayo Fiber Solution	zColo	Total
	(Restated)		(Restated)	(Restated)
As of July 1, 2009	$67,854	$—	$—	$67,854
Additions	348	—	812	1,160
Transfers	(24)	—	24	—

As of June 30, 2010	68,178	—	836	69,014
Additions	8,076	7,890	—	15,966
Transfers	(4,192)	4,192	—	—

As of June 30, 2011	$72,062	$12,082	$836	$84,980

As discussed in Note 18 — Segment Reporting, the Company established a new business unit — Zayo Fiber Solutions, in connection with the AGL Networks acquisition. As a result of the creation of this business unit, certain assets and liabilities which align with the business goals of the new segment were transferred from the Company's existing segments to the Zayo Fiber Solutions segment. The assets and liabilities that were transferred to Zayo Fiber Solutions represent the Company's assets and liabilities that support the Company's dark fiber infrastructure and customer base. All of the assets and liabilities associated with the Company's acquisition of Columbia Fiber Solutions ("CFS") in September of 2008 align with the business objective of the Zayo Fiber Solutions segment and as such were transferred to this segment on July 1, 2010, including the goodwill of $4,170, which was recognized as a result of the CFS acquisition.

Effective January 1, 2011, the Company restructured its business units to more closely align with its product offerings — See Note 18 — Segment Reporting. The restructuring resulted in the ZEN unit transferring its bandwidth infrastructure products to the Zayo Bandwidth ("ZB") unit, its dark fiber assets to the Zayo Fiber Solutions ("ZFS") unit, and its colocation products the zColo unit. Prior to the restructuring, the ZEN unit had a goodwill balance of $2,203. This goodwill balance was allocated to the ZB, ZFS and zColo units based on the relative fair values of the net assets transferred to these segments and the portion of the net assets that were retained in the ZEN unit. The restructuring resulted in $1,261 of ZEN's historical goodwill balance being allocated to the ZB business unit, $22 to the ZFS unit, and $24 to the zColo unit. The remaining $896 of the historical ZEN goodwill balance remains with the spun-off ZEN unit. The allocation of ZEN's historical goodwill balance, is reflected in the June 30, 2010 goodwill balance with the exception of the $22 allocated to ZFS which was transferred from the ZB unit to ZFS upon ZFS's formation on July 1, 2010